VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—83.7%
Communication Services—11.6%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	$ 3,000	$ 2,852
144A 7.375%, 3/1/31(1)	4,475	4,412
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	7,640	7,374
CSC Holdings LLC 144A 11.250%, 5/15/28(1)	5,500	4,790
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	11,250	10,582
DISH DBS Corp. 144A 5.250%, 12/1/26(1)	8,100	6,389
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	6,635	6,109
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	12,950	6,759
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	6,609	6,279
Summer BC Bidco B LLC 144A 5.500%, 10/31/26(1)	5,054	4,935
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	7,263	6,953
		67,434

Consumer Discretionary—9.1%
Carnival Corp. 144A 7.000%, 8/15/29(1)	5,260	5,439
CCM Merger, Inc. 144A 6.375%, 5/1/26(1)	6,683	6,615
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	3,420	3,438
Clarios Global LP 144A 6.750%, 5/15/25(1)	720	720
Ford Motor Credit Co. LLC
6.950%, 3/6/26	1,000	1,016
7.350%, 11/4/27	6,310	6,575
6.800%, 5/12/28	600	618
Goodyear Tire & Rubber Co. (The) 9.500%, 5/31/25	2,200	2,202
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	5,150	5,177
Newell Brands, Inc. 6.375%, 9/15/27	5,936	5,854
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	5,000	4,940
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	3,535	3,628
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	3,010	2,966
Six Flags Theme Parks, Inc. 144A 7.000%, 7/1/25(1)	3,526	3,537
		52,725

	Par Value	Value

Consumer Staples—3.9%
Coty, Inc. 144A 6.625%, 7/15/30(1)	$ 3,290	$ 3,339
Energizer Holdings, Inc. 144A 6.500%, 12/31/27(1)	7,500	7,491
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)	2,246	2,206
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	4,885	4,890
Post Holdings, Inc. 144A 6.250%, 2/15/32(1)	4,595	4,601
		22,527

Energy—13.9%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	2,970	3,048
Antero Midstream Partners LP 144A 6.625%, 2/1/32(1)	3,575	3,607
Ascent Resources Utica Holdings LLC 144A 7.000%, 11/1/26(1)	2,000	2,001
Blue Racer Midstream LLC 144A 7.000%, 7/15/29(1)	3,465	3,529
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	6,050	6,048
Civitas Resources, Inc.
144A 8.375%, 7/1/28(1)	3,585	3,756
144A 8.625%, 11/1/30(1)	10	11
144A 8.750%, 7/1/31(1)	1,680	1,799
Cloud Peak Energy Resources LLC PIK 12.000%, 5/1/25(2)	2,135	1,955
CVR Energy, Inc. 144A 8.500%, 1/15/29(1)	4,620	4,639
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	2,000	1,975
Encino Acquisition Partners Holdings LLC 144A 8.750%, 5/1/31(1)	410	427
EQM Midstream Partners LP
144A 7.500%, 6/1/27(1)	950	970
144A 6.375%, 4/1/29(1)	1,205	1,217
Genesis Energy LP
7.750%, 2/1/28	3,360	3,396
8.875%, 4/15/30	2,250	2,367
Hess Midstream Operations LP 144A 6.500%, 6/1/29(1)	990	1,004
Hilcorp Energy I LP
144A 6.250%, 11/1/28(1)	1,480	1,462
144A 6.000%, 4/15/30(1)	4,500	4,347
New Fortress Energy, Inc. 144A 6.750%, 9/15/25(1)	4,216	4,093
NuStar Logistics LP 5.750%, 10/1/25	5,200	5,167
PBF Holding Co. LLC 6.000%, 2/15/28	3,000	2,925
	Par Value	Value

Energy—continued
SM Energy Co. 5.625%, 6/1/25	$ 5,000	$ 4,979
Sunoco LP 144A 7.000%, 9/15/28(1)	5,735	5,878
Transocean, Inc.
144A 8.250%, 5/15/29(1)	730	732
144A 8.750%, 2/15/30(1)	3,915	4,110
Venture Global LNG, Inc.
144A 8.125%, 6/1/28(1)	3,055	3,147
144A 9.875%, 2/1/32(1)	2,225	2,422
		81,011

Financials—14.8%
Albion Financing 2 S.a.r.l. 144A 8.750%, 4/15/27(1)	4,000	4,030
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(1)	4,660	4,591
Blackstone Private Credit Fund 144A 7.300%, 11/27/28(1)	5,245	5,435
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)	4,525	4,367
FS KKR Capital Corp. 6.875%, 8/15/29	5,770	5,722
GGAM Finance Ltd. 144A 6.875%, 4/15/29(1)	3,225	3,281
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(1)	3,470	3,488
Grifols S.A. 144A 4.750%, 10/15/28(1)	3,585	3,094
HUB International Ltd. 144A 7.250%, 6/15/30(1)	5,125	5,254
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(1)	2,285	2,327
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	3,550	3,617
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	6,595	6,237
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	3,724	4,025
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	1,105	1,109
OneMain Finance Corp. 7.875%, 3/15/30	5,725	5,903
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	5,070	5,128
PennyMac Financial Services, Inc. 144A 5.375%, 10/15/25(1)	2,750	2,725
SLM Corp. 4.200%, 10/29/25	8,950	8,706
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
United Wholesale Mortgage LLC 144A 5.500%, 11/15/25(1)	$ 7,200	$ 7,148
		86,187

Health Care—5.9%
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(1)	4,000	3,922
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	3,500	3,238
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(1)	365	377
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	1,455	1,552
144A 11.000%, 10/15/30(1)	2,900	3,195
Medline Borrower LP
144A 6.250%, 4/1/29(1)	830	839
144A 5.250%, 10/1/29(1)	7,835	7,477
Radiology Partners, Inc. PIK 144A 7.775%, 1/31/29(1)(3)	3,081	2,889
Select Medical Corp. 144A 6.250%, 8/15/26(1)	6,000	6,030
Teva Pharmaceutical Finance Netherlands III B.V.
7.125%, 1/31/25	3,700	3,711
7.875%, 9/15/29	825	887
		34,117

Industrials—8.0%
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	4,380	4,419
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	4,720	4,878
Fly Leasing Ltd. 144A 7.000%, 10/15/24(1)	10,990	10,961
Global Aircraft Leasing Co. Ltd. PIK 144A 6.500%, 9/15/24(1)(3)	5,831	5,627
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	5,670	5,681
Shift4 Payments LLC 144A 4.625%, 11/1/26(1)	12,150	11,764
TransDigm, Inc. 144A 6.875%, 12/15/30(1)	2,345	2,394
WESCO Distribution, Inc. 144A 6.375%, 3/15/29(1)	990	994
		46,718

Information Technology—7.4%
ACI Worldwide, Inc. 144A 5.750%, 8/15/26(1)	6,500	6,464
ams-OSRAM AG 144A 12.250%, 3/30/29(1)	5,100	5,281
	Par Value	Value

Information Technology—continued
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(1)	$ 4,260	$ 4,442
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	3,055	2,980
144A 6.500%, 10/15/28(1)	5,900	5,508
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(1)	1,815	1,848
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	4,365	4,432
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	4,180	4,248
Veritas U.S., Inc. 144A 7.500%, 9/1/25(1)	5,000	4,324
Viasat, Inc. 144A 5.625%, 9/15/25(1)	3,400	3,299
		42,826

Materials—4.6%
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	3,500	3,419
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	4,490	4,769
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	10,250	9,886
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)	4,610	4,702
Taseko Mines Ltd. 144A 8.250%, 5/1/30(1)	3,740	3,826
		26,602

Real Estate—0.6%
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	4,000	3,827
Utilities—3.9%
Alexander Funding Trust II 144A 7.467%, 7/31/28(1)	3,600	3,809
American Electric Power Co., Inc. 7.050%, 12/15/54	5,825	5,800
Ferrellgas LP
144A 5.375%, 4/1/26(1)	5,835	5,708
144A 5.875%, 4/1/29(1)	1,510	1,389
NGL Energy Operating LLC 144A 8.125%, 2/15/29(1)	1,340	1,365
Vistra Operations Co. LLC 144A 5.500%, 9/1/26(1)	4,500	4,438
		22,509

Total Corporate Bonds and Notes (Identified Cost $499,603)		486,483

	Par Value	Value

Leveraged Loans—12.7%
Chemicals—1.2%
Innophos Holdings, Inc. (1 month Term SOFR + 3.864%) 9.208%, 2/5/27(4)	$ 3,496	$ 3,470
Starfruit Finco B.V. Tranche B (3 month Term SOFR + 3.500%) 8.826%, 4/3/28(4)	3,537	3,542
		7,012

Consumer Non-Durables—1.0%
Kronos Acquisition Holdings, Inc. Tranche B-1 (1 month Term SOFR + 4.012%) 9.356%, 12/22/26(4)	5,712	5,702
Financials—1.3%
Asurion LLC Tranche B-8 (1 month Term SOFR + 3.364%) 8.708%, 12/23/26(4)	7,806	7,734
Food / Tobacco—1.0%
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.846%, 3/31/28(4)	5,915	5,915
Health Care—1.3%
LifePoint Health, Inc. 2024 (3 month Term SOFR + 4.000%) 9.329%, 5/9/31(4)	220	220
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.344%, 3/6/27(4)	953	952
Viant Medical Holdings, Inc. First Lien (1 month Term SOFR + 3.864%) 9.208%, 7/2/25(4)	6,167	6,098
		7,270

Information Technology—1.0%
Cotiviti, Inc. 7.625%, 1/31/29	4,680	4,653
Project Ruby Ultimate Parent Corp. Tranche B-3 (1 month Term SOFR + 3.614%) 8.958%, 3/10/28(4)	982	984
		5,637

Media / Telecom - Diversified Media—0.8%
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 9.594%, 5/3/28(4)	4,751	4,743
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Metals / Minerals—0.7%
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 9.568%, 7/31/26(4)	$ 4,240	$ 4,212
Service—4.4%
APX Group, Inc. (3 month Term SOFR + 3.012% - 3 month PRIME + 1.750%) 8.335% - 10.250%, 7/10/28(4)	9,750	9,761
Husky Injection Molding Systems Ltd. (3 month Term SOFR + 5.000%) 10.326%, 2/15/29(4)	5,269	5,278
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 8.458%, 1/21/28(4)	3,000	3,004
Spin Holdco, Inc. (3 month Term SOFR + 9.262%) 9.600%, 3/4/28(4)	1,935	1,640
Summer BC Bidco B LLC Tranche B-2 (3 month Term SOFR + 4.760%) 10.095%, 12/4/26(4)	2,112	2,115
The Hertz Corp. 2023 (3 month Term SOFR + 8.750%) 9.097%, 6/30/28(4)	4,391	3,972
		25,770

Total Leveraged Loans (Identified Cost $74,449)		73,995

	Shares	Value
Common Stock—0.0%
Energy—0.0%
Cloud Peak Energy, Inc.(5)(6)(7)	40,020	$ —
Total Common Stock (Identified Cost $—)		—

Total Long-Term Investments—96.4% (Identified Cost $574,052)		560,478

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.208%)(8)	45,251	45
Total Short-Term Investment (Identified Cost $45)		45

TOTAL INVESTMENTS—96.4% (Identified Cost $574,097)		$560,523
Other assets and liabilities, net—3.6%		20,686
NET ASSETS—100.0%		$581,209

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $418,700 or 72.0% of net assets.
(2)	100% of the income received was in cash.
(3)	100% of the income received was in PIK.
(4)	Variable rate security. Rate disclosed is as of June 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Non-income producing.
(7)	All or a portion of the security is restricted.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	83%
Luxembourg	3
Canada	3
Cayman Islands	2
Bermuda	2
Panama	1
Austria	1
Other	5
Total	100%
† % of total investments as of June 30, 2024.
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$486,483	$—	$486,483	$—
Leveraged Loans	73,995	—	73,995	—
Equity Securities:
Common Stock	—	—	—	—(1)
Money Market Mutual Fund	45	45	—	—
Total Investments	$560,523	$45	$560,478	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2024.
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.